Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of a Breakdown of Revenues by Product Line
The following table provides a breakdown of revenues by product line:

	For the years ended December 31,
(€ thousands)	2022	2021	2020
Zegna branded products(1)	923,942	847,311	636,478
Thom Browne	330,014	263,397	179,490
Textile	136,769	102,244	87,615
Third Party Brands	97,792	74,957	82,273
Other(2)	4,323	4,493	28,877
Total revenues	1,492,840	1,292,402	1,014,733

_________________
(1)Zegna branded products include apparel, bags, shoes and small and large leather goods, as well as licensed goods and royalties.
(2)Other includes certain sales of products from previous seasons’ collections. Other for the year ended December 31, 2020 includes revenues of €12,389 thousand relating to the Agnona business, which was sold in January 2021.

Summary of a Breakdown of Revenues by Sales Channel
The following table provides a breakdown of revenues by sales channel:

	For the years ended December 31,
(€ thousands)	2022	2021	2020
Direct to Consumer (DTC) - Zegna branded products	772,505	712,862	527,972
Direct to Consumer (DTC) - Thom Browne branded products	145,702	138,567	85,268
Total Direct to Customer (DTC)	918,207	851,429	613,240
Wholesale Zegna branded products	151,437	134,449	108,506
Wholesale Thom Browne branded products	184,312	124,830	94,222
Wholesale Third Party Brands and Textile	234,561	177,201	169,888
Total Wholesale	570,310	436,480	372,616
Other(1)	4,323	4,493	28,877
Total revenues	1,492,840	1,292,402	1,014,733

_________________
(1)Other mainly includes certain sales of products from previous seasons’ collections. Other for the year ended December 31, 2020 includes revenues of €12,389 thousand relating to the Agnona business, which was sold in January 2021.

Summary of Breakdown of Revenues by Geographic Area
The following table provides a breakdown of revenues by geographic area:

	For the years ended December 31,
(€ thousands)	2022	2021	2020
EMEA (1)	520,226	380,325	315,879
of which Italy	224,342	158,722	121,202
of which UK	53,970	37,682	32,985
of which MEA (2)	69,046	44,236	24,268
North America (3)	294,686	191,283	131,049
of which United States	270,312	176,059	114,818
Latin America (4)	29,889	19,971	12,915
APAC (5)	644,802	696,344	551,650
of which Greater China Region	494,110	588,876	438,193
of which Japan	65,445	55,479	61,523
Other (6)	3,237	4,479	3,240
Total revenues	1,492,840	1,292,402	1,014,733
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(1)EMEA includes Europe, the Middle East and Africa.
(2)MEA includes the Middle East, Africa and Turkey.
(3)North America includes the United States of America and Canada.
(4)Latin America includes Mexico, Brazil and other Central and South American countries.
(5)APAC includes the Greater China Region, Japan, South Korea, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.
(6)Other mainly includes royalties.